Deficit (Details1) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Component of other accumulated comprehensive income (loss)
Foreign currency translation, Pre-tax amount		$ 274	$ 248	$ 171
Foreign currency translation, Tax expense
Foreign currency translation, Net-of-tax amount		274	248	171	171
Pension and postretirement liability adjustments, Pre-tax amount		(44)	(36)	13
Pension and postretirement liability adjustments, Tax expense		(2)	5	(2)
Pension and postretirement liability adjustments, Net-of-tax amount		(46)	(31)	11	8
Derivative instruments, Pre-tax amount				(1)
Derivative instruments, Tax expense				(1)
Derivatives investment, Net-of-tax amount				(2)	(3)
Accumulated other comprehensive income, Pre-tax amount		230	212	183
Accumulated other comprehensive income, tax expense		(2)	5	(3)
Accumulated other comprehensive income, Net-of-tax amount	$ 238	$ 228	$ 217	$ 180	$ 176